Expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Employee benefit expenses (Note 7)	¥ 234,142	¥ 309,250	¥ 322,563
Advertising and marketing expenses	132,202	255,534	380,794
Cost of inventories and consumables	160,152	174,991	163,881
Operating lease rental expenses	12,822	15,836	4,860
Amortisation and depreciation	61,485	99,135	106,405
Utilities and office expenses	39,085	76,579	52,666
Travelling and entertainment expenses	7,009	12,818	17,136
Bank charges	4,035	3,213	4,350
Loss on disposal of property, plant and equipment	20,465		915
Legal and professional fee	14,743	30,570	19,273
Other expenses	5,218	9,820	25,207
Total expenses	¥ 691,358	¥ 987,746	¥ 1,098,050